Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jul. 21, 2021 [2]	Apr. 29, 2021 [1]
Formidable ETF
Account Value [Line Items]
Account Value	$ 10,090	$ 9,170	$ 9,220	$ 9,600		$ 10,000
Formidable Fortress ETF
Account Value [Line Items]
Account Value	11,780	10,120	8,760	9,620	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	14,430	10,580	8,700	10,290		$ 10,000
S&P 500® Index [Member]
Account Value [Line Items]
Account Value	$ 13,890	$ 10,190	$ 8,380	$ 9,910	$ 10,000

[1]	Inception
[2]	Inception